Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 190,500.00
Previously Paid Amount	0.00
Total Fee Amount	29.17
Total Offset Amount	0.00
Net Fee	$ 29.17